RELATED PARTY TRANSACTIONS (FY)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 14:-   RELATED PARTY TRANSACTIONS

Benefits to key executive personnel:

	December 31,
	2018	2017	2016
Short-term benefits	$1,921	$1,578	$987
Other long-term benefits	63	569	61
Share-based payment	2,342	1,689	4,842
	$4,326	$3,836	$5,890